Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, deferred overhaul rentals and other customer deposits

	March 31, 2013	December 31, 2012
	(Dollars in thousands)
Security deposits paid by lessees	$1,145,008	$1,115,213
Deferred overhaul rentals	811,482	754,175
Rents received in advance and Straight-line rents	454,699	453,837
Other customer deposits	203,490	201,756

Total	$2,614,679	$2,524,981

	As of December 31,
	2012	2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,115,213	$1,089,771
Deferred overhaul rentals	754,175	718,472
Rents received in advance and Straight-line rents	453,837	272,205
Other customer deposits	201,756	227,189

Total	$2,524,981	$2,307,637